STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 13. STOCK-BASED COMPENSATION

The Company granted options and restricted stock awards under its 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company is authorized to grant options or restricted stock for up to 2,000,000 shares of Common Stock. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 1,142,857 to 2,000,000. Options or restricted stock awards may be granted to employees, the Company’s board of directors, and external consultants who provide services to the Company. Options and restricted stock awards granted under the 2014 Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant. The 2014 Plan expired according to the respective 10-year term of the 2014 Plan in March 2024. A new 2024 Incentive Compensation Plan (the “2024 Plan”) was approved at the Annual Meeting of Shareholders on June 4, 2024.

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023

Research and development	$35,345	$10,620	$57,227	$21,889
General and administrative	251,949	159,634	512,680	305,979
	$287,294	$170,254	$569,907	$327,868

The following table summarizes stock option activity under the 2014 and 2024 Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	683,695	$3.99	2.9	158,332
Granted	—	—
Exercised	(208,031)	1.16
Forfeited	(137,854)	1.16
Outstanding at June 30, 2024	337,810	$6.88	5.08	—

Vested and exercisable at June 30, 2024	337,612	$6.88	5.08	—

As of June 30, 2024, there was no unrecognized compensation cost related to non-vested stock options.

During the six months ended June 30, 2024, 208,031 options were exercised at an exercise price of $1.155, of which 143,183 options were from a cashless exercise, and 137,854 options were forfeited due to a cashless exercise.

The following table summarizes restricted stock award activity under the 2014 and 2024 Plan:

	Number of restricted stock awards (RSA)	Weighted-average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2023	540,967	$2.24	$1,209,391	447,905	93,062
Granted	419,756	1.66	698,655	266,774	152,982
Forfeited	—	—	—	—	—
Balance at June 30, 2024	960,723	$1.99	$1,908,046	714,679	246,044

During the three months ended June 30, 2024, the Company issued restricted stock awards (“RSAs”) for 419,756 shares of Common Stock to employees, non-employees, and the board of directors. The shares vest in equal monthly installments over terms of between immediately up to three years, subject to the employees and non-employees providing continuous service through the vesting date. During the three months ended June 30, 2024, 6,846 shares vested from RSAs granted prior to January 1, 2024, and 266,774 shares vested from RSAs granted during the six months ended June 30, 2024.

Note 12. STOCK-BASED COMPENSATION

The Company grants options and restricted stock awards under its 2014 Equity Incentive Plan (the “Plan”). Under the Plan, the Company is authorized to grant options or restricted stock for up to 2,000,000 shares of Common Stock. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 1,142,857 to 2,000,000. Options or restricted stock awards may be granted to employees, the Company’s Board of Directors, and external consultants who provide services to the Company. Options and restricted stock awards granted under the Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant. The Plan will terminate according to the respective terms of the Plan in March 2024.

The Company has recorded stock-based compensation expense related to the issuance of restricted stock awards in the following line items in the accompanying consolidated statement of operations:

	2023	2022

Research and development	$37,131	$7,832
Selling, general and administrative	711,692	240,760
Total stock-based compensation expense	$748,823	$248,592

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	806,392	$4.33	4.0	164,255
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(122,697)	5.86	—	—
Outstanding at December 31, 2023	683,695	$3.99	2.9	$158,332

Vested and exercisable at December 31, 2023	682,306	$3.98	2.9	$158,010

As of December 31, 2023, there was $322 unrecognized compensation cost related to non-vested stock options.

During the year ended December 31, 2023, no options were issued or exercised. During the year ended December 31, 2022, the Company issued options to purchase 7,142 shares of Common Stock to employees. The per share weighted-average fair value of the options granted during 2022 was estimated at $2.84 on the date of grant. During the year ended December 31, 2022, 64,848 options were exercised into an equivalent number of common shares. The company received proceeds of approximately $75,000 from the exercise of the options.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the years ended December 31, 2023, and 2022, respectively:

	2023	2022
Fair value of Common Stock	$—	$4.62
Volatility	—%	63.9%
Expected term (years)	—	6.0
Risk-free interest rate	—%	2.20%
Dividend yield	—%	0%

Black-Scholes requires the use of subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

Fair value of Common Stock—The fair value of stock option and restricted share grants are determined based on the closing price of our stock on the date of grant.

Expected term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected volatility— Since the Company does not have sufficient trading history for its Common Stock, the expected volatility is estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock-based awards. The comparable companies were chosen based on their similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of a stock-based award.

Expected dividend—The Company has never paid dividends on its Common Stock and has no plans to pay dividends on its Common Stock. Therefore, the Company used an expected dividend yield of zero.

Restricted Stock Awards

The following table summarizes restricted stock award activity under the Plan:

	Number of restricted stock awards (RSA)	Weighted- average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2022	114,920	$3.56	$409,437	96,041	18,879
Granted	431,028	1.89	813,717	339,263	91,765
Forfeited	(4,979)	2.76	(13,754)	(4,979)	—
Balance at December 31, 2023	540,969	$2.24	$1,209,400	430,325	110,644

During the year ended December 31, 2023, the Company issued restricted stock awards (RSAs) for 431,028 shares of Common Stock to employees, non-employees, and the Board of Directors. The shares vest in equal monthly installments over terms of between immediately up to three years, subject to the employees and non-employees providing continuous service through the vesting date. During the year ended December 31, 2023, 59,051 shares vested from RSAs granted prior to January 1, 2023, and 339,263 shares vested from RSAs granted during the year ended December 31, 2023.

During the year ended December 31, 2022, the Company issued RSAs for 77,195 shares of Common Stock to employees and non-employees. The shares vest in equal monthly installments over terms of between immediately up to one year, subject to the employees and non-employees providing continuous service through the vesting date. During the year ended December 31, 2022, 29,728 shares vested from RSAs previously issued.